Related Party Transactions (Tables) - SOLV Energy Holdings LLC [Member]	12 Months Ended
Dec. 31, 2025
Related Party Transactions [Line Items]
Summary of minority investor
The Company has made several payments to a minority investor subsequent to the
Carve-out,
which are summarized below:

	Year Ended December 31,
	2025	2024	2023
Deferred acquisition consideration	$—	$34,144	$—
Contingent consideration	—	—	33,826
Total	$—	$34,144	$33,826

Summary of commercial insurance premiums
The Company owed amounts to a minority investor for commercial insurance premiums paid on behalf of the Company on certain EPC projects pursuant to the Carve-out.

	As of December 31,
	2025	2024
Due to minority investor	$—	$4,739

Summary of amounts receivable from a minority investor
The Company had amounts receivable from a minority investor as follows, which are included in “Prepaids and other current assets”:

	As of December 31,
	2025	2024
Other accounts receivable	$2,987	$2,987